Supplementary Oil And Gas Information (Unaudited) - Sources of Change in the Standardized Measure of Discounted Future Net Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves 1 [Roll Forward]
Sales of crude oil and natural gas produced, net of production costs	$ (23,242)	$ (16,149)	$ (6,127)
Net changes in sales prices and production costs	79,291	74,558	(46,055)
Extensions, discoveries and improved recovery	6,198	2,948	626
Changes in estimated future development costs	(3,640)	(2,773)	(153)
Purchases of proved reserves in place	5,745	4,010	947
Sales of proved reserves in place	0	(1)	(1)
Revisions of previous reserve estimates	(9,956)	(186)	5,295
Accretion of discount	10,712	3,460	7,718
Changes in production timing and other	5,463	6,638	(4,830)
Net change in income taxes	(16,357)	(17,232)	6,566
Net change	54,214	55,273	(36,014)
Balance - beginning of year	82,784	27,511	63,525
Balance - end of year	$ 136,998	$ 82,784	$ 27,511